Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Asset retirement obligations	Asset retirement obligations include the following activity during the years ended December 31, 2022 and 2021:

	Year ended December 31,
(Amounts in millions)	2022	2021
Balance at beginning of period	$220	$206
Liabilities incurred in the current period	20	10
Liabilities settled in the current period	(10)	(19)
Accretion of liability	16	17
Revisions in estimated cash flows	—	20
Effect of foreign currency exchange rate changes	(16)	(14)
Balance at end of period	230	220
Less: Current portion of asset retirement obligations	(2)	(1)
Total non-current portion of asset retirement obligations	$228	$219